UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04993

Nicholas Limited Edition, Inc.

(Exact Name of Registrant as specified in charter)

411 East Wisconsin Avenue, Suite 2100, Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices) (Zip Code)

Jennifer R. Kloehn, Senior Vice President and Treasurer

411 East Wisconsin Avenue, Suite 2100

Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Registrant's telephone number, including area code: 414-272-4650

Date of fiscal year end: 10/31/2026

Date of reporting period: 04/30/2026

Item 1. Report to Stockholders.

(a)

Nicholas Limited Edition, Inc. Class I - NCLEX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Nicholas Limited Edition, Inc. (the "Fund") - Class I (the "Class") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.nicholasfunds.com/FundMaterials. You can also request this information by contacting us at 1-800-544-6547.

What Were the Portfolio Costs for the Last Six Months?
(based on a hypothetical $10,000 investment)
Portfolio Name	Costs of a $10,000 Investment	Annualized Costs Paid as a Percentage of a $10,000 Investment
Class I	$41	0.86%

Key Fund Statistics
As of April 30, 2026
Net Assets	$329,568,126
Number of Portfolio Holdings	60
Portfolio Turnover Rate	4.36%

Top Ten Equity Holdings
As of April 30, 2026
Name	Percentage of Net Assets
Modine Manufacturing Company	3.07%
Cohen & Steers, Inc.	2.66%
Prestige Consumer Healthcare Inc	2.56%
Lattice Semiconductor Corporation	2.55%
Dorman Products, Inc.	2.52%
Onto Innovation, Inc.	2.36%
Encompass Health Corporation	2.31%
AptarGroup, Inc.	2.23%
Knight-Swift Transportation Holdings Inc. Class A	2.23%
Descartes Systems Group Inc.	2.19%
Total of top ten	24.68%
Sector Diversification (As a Percentage of Total Investments)
As of April 30, 2026
Where Can I Find Additional Information About the Fund?

Additional information is available on the Fund's website, www.nicholasfunds.com/FundMaterials, including its:

  prospectus

  financial information

  proxy voting information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those of other members of your household, please call the Fund at 1-800-544-6547.

Nicholas Limited Edition, Inc. Class N - NNLEX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Nicholas Limited Edition, Inc. (the "Fund") - Class N (the "Class") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.nicholasfunds.com/FundMaterials. You can also request this information by contacting us at 1-800-544-6547.

What Were the Portfolio Costs for the Last Six Months?
(based on a hypothetical $10,000 investment)
Portfolio Name	Costs of a $10,000 Investment	Annualized Costs Paid as a Percentage of a $10,000 Investment
Class N	$56	1.16%

Key Fund Statistics
As of April 30, 2026
Net Assets	$329,568,126
Number of Portfolio Holdings	60
Portfolio Turnover Rate	4.36%

Top Ten Equity Holdings
As of April 30, 2026
Name	Percentage of Net Assets
Modine Manufacturing Company	3.07%
Cohen & Steers, Inc.	2.66%
Prestige Consumer Healthcare Inc	2.56%
Lattice Semiconductor Corporation	2.55%
Dorman Products, Inc.	2.52%
Onto Innovation, Inc.	2.36%
Encompass Health Corporation	2.31%
AptarGroup, Inc.	2.23%
Knight-Swift Transportation Holdings Inc. Class A	2.23%
Descartes Systems Group Inc.	2.19%
Total of top ten	24.68%
Sector Diversification (As a Percentage of Total Investments)
As of April 30, 2026
Where Can I Find Additional Information About the Fund?

Additional information is available on the Fund's website, www.nicholasfunds.com/FundMaterials, including its:

  prospectus

  financial information

  proxy voting information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those of other members of your household, please call the Fund at 1-800-544-6547.

(b) Not applicable.

Item 2. Code of Ethics.

Applicable only to annual reports.

Item 3. Audit Committee Financial Expert.

Applicable only to annual reports.

Item 4. Principal Accountant Fees and Services.

Applicable only to annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Investments.

The schedule of investments in securities of unaffiliated issuers is included as part of the financial statements and financial highlights for open-end management investment companies under Item 7 of this Form N-CSR.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) and (b)

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

April 30, 2026

NICHOLAS LIMITED EDITION, INC.

CONSISTENCY *in a* WORLD *of* CHANGE

WWW.NICHOLASFUNDS.COM

Financial Highlights Class I (NCLEX) For a share outstanding throughout each period

	Six Months Ended 04/30/2026		Ten Months Ended		Years Ended December 31,
	(unaudited)		10/31/2025 *		2024	2023		2022	2021
NET ASSET VALUE, BEGINNING OF PERIOD	$26.55		$30.33		$27.77	$24.27		$33.81	$33.07
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income (loss) (1)	(.02)		(.05)		(.02)	.00	(2)	(.08)	(.17)
Net gain (loss) on securities (realized and unrealized)	(1.33)		(3.73)		3.34	4.17		(7.95)	6.47
Total from investment operations	(1.35)		(3.78)		3.32	4.17		(8.03)	6.30

LESS DISTRIBUTIONS
From net investment income	—		—		—	—		—	—
From net capital gain	(1.91)		—		(.76)	(.67)		(1.51)	(5.56)
Total distributions	(1.91)		—		(.76)	(.67)		(1.51)	(5.56)

NET ASSET VALUE, END OF PERIOD	$23.29		$26.55		$30.33	$27.77		$24.27	$33.81

TOTAL RETURN	(5.80	)%(3)	(12.46	)%(3)	11.94%	17.17%		(23.66)%	19.00%

SUPPLEMENTAL DATA
Net assets, end of period (millions)	$320.0		$388.3		$472.0	$442.8		$399.6	$559.2
Ratio of expenses to average net assets	.86	%(4)	.86	%(4)	.85%	.85%		.86%	.85%
Ratio of net investment income (loss) to average net assets	(.15	)%(4)	(.22	)%(4)	(.06)%	.00	%(2)	(.29)%	(.47)%
Portfolio turnover rate	4.36	%(4)	13.96	%(3)	12.81%	12.38%		27.93%	28.32%

*	For the ten months ended October 31, 2025. Prior to January 1, 2025, the Fund’s fiscal year end was December 31.

(1)	Computed based on average shares outstanding.
(2)	The amount rounds to $0.00 or .00%.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes to financial statements are an integral part of these highlights.

Financial Highlights Class N (NNLEX) For a share outstanding throughout each period

	Six Months Ended 04/30/2026		Ten Months Ended		Years Ended December 31,
	(unaudited)		10/31/2025 *		2024	2023	2022	2021
NET ASSET VALUE, BEGINNING OF PERIOD	$23.44		$26.85		$24.74	$21.75	$30.60	$30.44
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment loss (1)	(.05)		(.11)		(.09)	(.07)	(.15)	(.23)
Net gain (loss) on securities (realized and unrealized)	(1.15)		(3.30)		2.96	3.73	(7.19)	5.95
Total from investment operations	(1.20)		(3.41)		2.87	3.66	(7.34)	5.72

LESS DISTRIBUTIONS
From net investment income	—		—		—	—	—	—
From net capital gain	(1.91)		—		(.76)	(.67)	(1.51)	(5.56)
Total distributions	(1.91)		—		(.76)	(.67)	(1.51)	(5.56)

NET ASSET VALUE, END OF PERIOD	$20.33		$23.44		$26.85	$24.74	$21.75	$30.60

TOTAL RETURN	(5.95	)%(2)	(12.70	)%(2)	11.58%	16.81%	(23.86)%	18.70%

SUPPLEMENTAL DATA
Net assets, end of period (millions)	$9.6		$14.0		$20.8	$20.9	$17.8	$27.7
Ratio of expenses to average net assets	1.16	%(3)	1.16	%(3)	1.15%	1.16%	1.13%	1.07%
Ratio of net investment loss to average net assets	(.45	)%(3)	(.52	)%(3)	(.36)%	(.31)%	(.57)%	(.70)%
Portfolio turnover rate	4.36	%(3)	13.96	%(2)	12.81%	12.38%	27.93%	28.32%

*	For the ten months ended October 31, 2025. Prior to January 1, 2025, the Fund’s fiscal year end was December 31.

(1)	Computed based on average shares outstanding.
(2)	Not annualized.
(3)	Annualized.

The accompanying notes to financial statements are an integral part of these highlights.

Schedule of Investments April 30, 2026 (unaudited)

Shares or Principal Amount		Value
COMMON STOCKS — 97.91%
	Consumer Discretionary - Automobiles & Components — 2.52%
73,862	Dorman Products, Inc.*	$8,310,214

	Consumer Discretionary - Consumer Discretionary Distribution & Retail — 2.71%
6,225	Murphy USA, Inc.	3,660,300
60,880	Ollie’s Bargain Outlet Holdings Inc*	5,266,729
		8,927,029
	Consumer Discretionary - Consumer Durables & Apparel — 2.08%
196,866	La-Z-Boy Incorporated	6,839,125

	Consumer Discretionary - Consumer Services — 3.07%
131,500	Carriage Services Inc.	6,456,650
22,256	Wingstop Inc.	3,651,319
		10,107,969
	Consumer Staples - Food, Beverage & Tobacco — 2.92%
389,361	Mama’s Creations, Inc.*	5,525,033
421,967	Nomad Foods Ltd.	4,101,519
		9,626,552

	Financials - Financial Services — 7.15%
124,635	Cohen & Steers, Inc.	8,760,594
213,210	EVERTEC, Inc.	6,296,091
25,975	Morningstar, Inc.	4,382,242
93,214	Shift4 Payments, Inc. Class A*	4,127,516
		23,566,443
	Financials - Insurance — 1.26%
182,595	Baldwin Insurance Group, Inc. Class A*	4,148,558

	Health Care - Health Care Equipment & Services — 9.50%
202,765	AtriCure, Inc.*	5,699,724
562,397	Certara, Inc.*	3,447,494
76,273	Encompass Health Corporation	7,627,300
70,062	Globus Medical Inc Class A*	6,318,191
211,310	Option Care Health Inc*	4,295,932
20,536	UFP Technologies, Inc.*	3,935,314
		31,323,955

The accompanying notes to financial statements are an integral part of this schedule.

Schedule of Investments (continued) April 30, 2026 (unaudited)

Shares or Principal Amount		Value
COMMON STOCKS — 97.91% (continued)
	Health Care - Pharmaceuticals, Biotechnology & Life Sciences — 5.43%
103,485	Bio-Techne Corporation	$5,724,790
149,595	Prestige Consumer Healthcare Inc*	8,425,190
221,064	Stevanato Group SpA	3,758,088
		17,908,068
	Industrials - Capital Goods — 11.78%
91,246	A. O. Smith Corporation	5,642,653
25,468	Construction Partners, Inc. Class A*	3,149,373
11,060	CSW Industrials, Inc.	3,220,672
37,710	Donaldson Company, Inc.	3,324,891
27,980	Esab Corporation	2,749,595
39,705	Modine Manufacturing Company*	10,110,084
47,439	SiteOne Landscape Supply, Inc.*	5,979,686
21,145	SPX Technologies, Inc.*	4,628,852
		38,805,806
	Industrials - Commercial & Professional Services — 15.04%
78,333	Casella Waste Systems, Inc.*	6,207,890
225,856	ExlService Holdings, Inc.*	7,200,289
90,010	Exponent, Inc.	6,020,769
83,175	ICF International, Inc.	5,960,321
210,651	OPENLANE, Inc.*	6,622,867
42,923	Paylocity Holding Corp.*	4,527,947
62,131	RB Global, Inc.	6,480,263
202,560	Tetra Tech, Inc.	6,546,739
		49,567,085
	Industrials - Transportation — 4.03%
113,095	Knight-Swift Transportation Holdings Inc. Class A	7,339,866
393,631	Marten Transport, Ltd.	5,935,956
		13,275,822
	Information Technology - Semiconductors & Semiconductor Equipment — 6.90%
68,700	Lattice Semiconductor Corporation*	8,400,636
26,371	Onto Innovation, Inc.*	7,781,027
90,410	Power Integrations, Inc.	6,573,711
		22,755,374

The accompanying notes to financial statements are an integral part of this schedule.

Schedule of Investments (continued) April 30, 2026 (unaudited)

Shares or Principal Amount		Value
COMMON STOCKS — 97.91% (continued)
	Information Technology - Software & Services — 17.29%
343,407	Alkami Technology, Inc.*	$5,418,963
139,960	BlackLine, Inc.*	4,373,750
100,050	Descartes Systems Group Inc.*	7,214,606
379,226	Grid Dynamics Holdings, Inc. Class A*	2,157,796
291,085	i3 Verticals, Inc.*	6,563,967
146,020	Intapp, Inc.*	3,278,149
275,327	nCino Inc*	4,812,716
134,991	Q2 Holdings, Inc.*	6,850,793
46,906	Qualys, Inc.*	4,077,539
189,897	Tenable Holdings, Inc.*	3,966,948
152,570	Varonis Systems, Inc.*	4,012,591
79,815	Workiva Inc. Class A*	4,268,506
		56,996,324
	Information Technology - Technology Hardware & Equipment — 4.00%
82,705	ePlus inc.	7,004,286
47,590	Novanta Inc*	6,164,333
		13,168,619
	Materials - Materials — 2.23%
59,500	AptarGroup, Inc.	7,358,960

	TOTAL COMMON STOCKS (cost $240,697,920)	322,685,903

SHORT-TERM INVESTMENTS — 1.88%
	Money Market Deposit Account — 0.97%
$3,193,694	U.S. Bank Money Market, 3.45%	3,193,694

The accompanying notes to financial statements are an integral part of this schedule.

Schedule of Investments (continued) April 30, 2026 (unaudited)

Shares or Principal Amount		Value
SHORT-TERM INVESTMENTS — 1.88% (continued)
	Money Market Fund — 0.91%
$3,000,000	First American Money Market Funds Government Obligations Fund - X Class, 7-day net yield, 3.58%	$3,000,000

	TOTAL SHORT-TERM INVESTMENTS (cost $6,193,694)	6,193,694
	TOTAL INVESTMENTS (cost $246,891,614) — 99.79%	328,879,597
	OTHER ASSETS, NET OF LIABILITIES — 0.21%	688,529
	TOTAL NET ASSETS (basis of percentages disclosed above) — 100%	$329,568,126

*	Non-income producing security.

The accompanying notes to financial statements are an integral part of this schedule.

Statement of Assets and Liabilities April 30, 2026 (unaudited)

ASSETS
Investments in securities at value (cost $246,891,614)	$328,879,597
Receivables
Investment securities sold	979,025
Dividend and interest	57,405
Capital stock subscription	13,847
Total receivables	1,050,277
Other	6,614
Total assets	329,936,488

LIABILITIES
Payables
Due to adviser
Management fee	203,235
Accounting and administration fee	4,471
Total due to adviser	207,706
Capital stock redemption	133,707
12b-1 and servcing fee	15,139
Other payable and accrued expense	11,810
Total liabilities	368,362
Total net assets	$329,568,126

NET ASSETS CONSIST OF
Paid in capital	$245,559,296
Accumulated distributable earnings	84,008,830
Total net assets	$329,568,126

CLASS I
Net assets	$320,011,333
Shares outstanding	13,743,099
NET ASSET VALUE PER SHARE ($.01 par value, 39,000,000 shares authorized), offering price and redemption price	$23.29

CLASS N
Net assets	$9,556,793
Shares outstanding	469,999
NET ASSET VALUE PER SHARE ($.01 par value, 11,000,000 shares authorized), offering price and redemption price	$20.33

The accompanying notes to financial statements are an integral part of this statement.

Statement of Operations For the six months ended April 30, 2026 (unaudited)

INCOME
Dividend (net of foreign taxes of $5,778)	$1,119,713
Interest	188,627
Total income	1,308,340

EXPENSES
Management fee	1,379,717
Transfer agent fees	49,210
Administration services	30,354
Registration fees	24,835
Accounting and pricing services	21,912
Audit and tax fees	15,500
12b-1 fees - Class N	12,895
Directors’ fees	10,837
Legal fees	9,335
Insurance	9,106
Custodian fees	9,030
Printing	8,548
Postage and mailing	5,449
Servicing fees - Class N	4,689
Other operating expenses	9,401
Total expenses	1,600,818
Net investment loss	(292,478)

NET REALIZED GAIN ON INVESTMENTS	2,179,395

CHANGE IN NET UNREALIZED APPRECIATION/ DEPRECIATION ON INVESTMENTS	(21,957,847)
Net realized and unrealized gain (loss) on investments	(19,778,452)
Net increase (decrease) in net assets resulting from operations	$(20,070,930)

The accompanying notes to financial statements are an integral part of this statement.

Statements of Changes in Net Assets For the six months ended April 30, 2026 (unaudited), ten months ended October 31, 2025*, and fiscal year ended December 31, 2024

	Six Months Ended 4/30/2026 (unaudited)	Ten Months Ended 10/31/2025 *	Year Ended 12/31/2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	$(292,478)	$(863,388)	$(355,361)
Net realized gain on investments	2,179,395	26,072,453	14,480,307
Change in net unrealized appreciation/depreciation on investments	(21,957,847)	(84,303,298)	40,132,943
Net increase (decrease) in net assets resulting from operations	(20,070,930)	(59,094,233)	54,257,889

DISTRIBUTIONS TO SHAREHOLDERS FROM
Investment operations - Class I	(26,923,784)	—	(11,672,101)
Investment operations - Class N	(1,058,809)	—	(571,753)
Total distributions	(27,982,593)	—	(12,243,854)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares issued - Class I (211,109, 304,779 and 532,803 shares, respectively)	5,354,398	8,731,695	15,463,895
Reinvestment of distributions - Class I (598,526, 0 and 231,591 shares, respectively)	15,465,922	—	7,077,294
Cost of shares redeemed - Class I (1,693,203, 1,241,147 and 1,147,614 shares, respectively)	(42,738,733)	(35,395,225)	(33,595,886)
Proceeds from shares issued - Class N (13,219, 61,219 and 108,692 shares, respectively)	293,808	1,553,495	2,773,753
Reinvestment of distributions - Class N (46,539, 0 and 21,010 shares, respectively)	1,051,308	—	568,676
Cost of shares redeemed - Class N (188,269, 236,783 and 200,889 shares, respectively)	(4,157,657)	(6,193,975)	(5,265,448)
Change in net assets derived from capital share transactions	(24,730,954)	(31,304,010)	(12,977,716)
Total increase (decrease) in net assets	(72,784,477)	(90,398,243)	29,036,319

The accompanying notes to financial statements are an integral part of these statements.

Statements of Changes in Net Assets (continued) For the six months ended April 30, 2026 (unaudited), ten months ended October 31, 2025*, and fiscal year ended December 31, 2024

	Six Months Ended 4/30/2026 (unaudited)	Ten Months Ended 10/31/2025 *	Year Ended 12/31/2024
NET ASSETS
Beginning of period	$402,352,603	$492,750,846	$463,714,527
End of period	$329,568,126	$402,352,603	$492,750,846

*	For the ten months ended October 31, 2025. Prior to January 1, 2025, the Fund’s fiscal year end was December 31.

The accompanying notes to financial statements are an integral part of these statements.

Notes to Financial Statements April 30, 2026 (unaudited)

These financial statements have been prepared pursuant to reporting rules for interim financial statements. Accordingly, these financial statements do not include all of the information and footnotes required by U.S. generally accepted accounting principles (“U.S. GAAP”) for annual financial statements. These financial statements should be read in conjunction with the financial statements and financial highlights and notes in the Fund’s Annual Financial Statements and Other Information on Form N-CSR for the year ended October 31, 2025.

These financial statements have not been audited. Management believes that these financial statements include all adjustments (which, unless otherwise noted, include only normal recurring adjustments) necessary for a fair presentation of the financial results for each period shown.

(1)	Summary of Significant Accounting Policies —

Nicholas Limited Edition, Inc. (the “Fund”) is organized as a Maryland corporation and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The primary objective of the Fund is long-term growth. The following is a summary of the significant accounting policies of the Fund:

(a)

Equity securities traded on a stock exchange will ordinarily be valued on the basis of the last sale price on the date of valuation on the securities principal exchange, or if in the absence of any sale on that day, the closing bid price. For securities principally traded on the NASDAQ market, the Fund uses the NASDAQ Official Closing Price. Investments in shares of open-end mutual funds, including money market funds, are valued at their daily closing net asset value. Debt securities, excluding short-term investments, are valued at their current evaluated bid price as determined by an independent pricing service, which generates evaluations on the basis of dealer quotes for normal institutional-sized trading units, issuer analysis, bond market activity and various other factors. Short-term investments are valued using evaluated bid prices. Securities for which market quotations may not be readily available are valued at their fair value as determined in good faith by procedures adopted by the Board of Directors. The Board of Directors has delegated fair value responsibilities to Nicholas Company, Inc., the Fund’s adviser. The Fund did not maintain any positions in derivative instruments or engage in hedging activities during the period. Investment transactions for financial statement purposes are recorded on trade date.

In accordance with Accounting Standards Codification (“ASC”) 820-10, “Fair Value Measurement” (“ASC 820-10”), fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820-10 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in

Notes to Financial Statements (continued) April 30, 2026 (unaudited)

pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 -	quoted prices in active markets for identical investments

Level 2 -

other significant observable inputs (including quoted prices for similar investments, interest rates, benchmark yields, bids, offers, transactions, spreads and other relationships observed in the markets among market securities, underlying equity of the issuer, proprietary pricing models, credit risk, etc.)

Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2026 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 –
Common Stocks(1)	$322,685,903
Money Market Deposit Account	3,193,694
Money Market Fund	3,000,000
Level 2 –
None	—
Level 3 –
None	—
Total	$328,879,597

(1)	See Schedule of Investments for further detail by industry.

The Fund did not hold any Level 3 investments during the period.

(b)	Net realized gain (loss) on portfolio securities was computed on the basis of specific identification.

Notes to Financial Statements (continued) April 30, 2026 (unaudited)

(c)

Dividend income is recorded on the ex-dividend date, and interest income is recognized on an accrual basis. Non-cash dividends, if any, are recorded at value on date of distribution. Generally, discounts and premiums on long-term debt security purchases, if any, are amortized over the expected lives of the respective securities using the effective yield method.

Investment income, net capital gains (losses) and all expenses incurred by the Fund are allocated based on the relative net assets of each class, except for 12b-1 fees and shareholder servicing fees and certain other fees and expenses related to one class of shares.

Class N shares are subject to a 0.25% 12b-1 fee and a 0.10% servicing fee, as described in its prospectus. During the period, the 12b-1 fee was 0.22% and the service fee was 0.08%. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares.

(d)

Provision has not been made for federal income taxes or excise taxes since the Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all net investment income and net realized capital gains on sales of investments to its shareholders and otherwise comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

(e)

Dividends and distributions paid to shareholders are recorded on the ex-dividend date. Distributions from net investment income are generally declared and paid at least annually. Distributions of net realized capital gain, if any, are declared and paid at least annually.

The amount of distributions from net investment income and net realized capital gain are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP for financial reporting purposes. Financial reporting records are adjusted for permanent book-to-tax differences to reflect tax character.

The tax character of distributions paid during the six months ended April 30, 2026 and the years ended October 31, 2025 and December 31, 2024, was as follows:

	04/30/2026	10/31/2025	12/31/2024
Distributions paid from:
Ordinary income	$—	$—	$—
Long-term capital gain	27,982,593	—	12,243,854
Total distributions paid	$27,982,593	$—	$12,243,854

The following information for the Fund is presented on an income tax basis as of October 31, 2025.

Notes to Financial Statements (continued) April 30, 2026 (unaudited)

Investment cost for federal tax purposes	$299,936,295

Unrealized appreciation	$131,156,437
Unrealized depreciation	(27,178,862)
Net unrealized appreciation	$103,977,575

The differences between U.S. GAAP financial statement and tax-basis cost is attributable primarily to the Fund’s holdings in REITs.

The Fund had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits as of April 30, 2026. Also, the Fund recognized no interest and penalties related to uncertain tax benefits during the period ended April 30, 2026. At April 30, 2026, the fiscal years 2022 through 2025 remain open to examination in the Fund’s major tax jurisdictions.

(f)

The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) ASC 946, “Financial Services - Investment Companies.” U.S. GAAP guidance requires management to make estimates and assumptions that effect the amounts reported in the financial statements and accompanying notes. Actual results could differ from estimates.

(g)

In the normal course of business the Fund enters into contracts that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

(h)

In connection with the preparation of the Fund’s financial statements, management evaluated subsequent events after the date of the Statement of Assets and Liabilities of April 30, 2026. There have been no material subsequent events since April 30, 2026 that would require adjustment to or additional disclosure in these financial statements.

(2)	Related Parties —

(a)	Investment Adviser and Management Agreement —

The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) (the “Adviser”) to serve as investment adviser and manager. Under the terms of the agreement, a monthly fee is paid to the Adviser based on an annualized fee of 0.75% of the average net asset value.

The Adviser may be paid for accounting and administration services rendered by its personnel, subject to the following guidelines: (i) up to five basis points, on an annual basis, of the average net asset value of the Fund up to and including $2 billion and up to three basis points, on an annual basis, of the average net asset

Notes to Financial Statements (continued) April 30, 2026 (unaudited)

value of the Fund greater than $2 billion, based on the average net asset value of the Fund as determined by valuations made at the close of each business day of each month, and (ii) where the preceding calculation results in an annual payment of less than $50,000, the Adviser, in its discretion, may charge the Fund up to $50,000 for such services.

(b)	Legal Counsel —

A director of the Adviser is affiliated with a law firm that provides services to the Fund. The Fund incurred expenses of $5,873 for the period ended April 30, 2026 for legal services rendered by this law firm.

(3)	Investment Transactions —

For the period ended April 30, 2026, the cost of purchases and the proceeds from sales of investment securities, other than short-term obligations, aggregated $7,722,625 and $42,293,779, respectively.

(4)	Operating Segments —

The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management committee of the Fund’s adviser acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers. The financial information in the form of the Fund’s portfolio investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statement of operations.

Approval of Investment Advisory Contract (unaudited)

In November 2025, the Board of Directors of the Fund renewed the one-year term of the Investment Advisory Agreement by and between the Fund and the Adviser through November 2026. In connection with the renewal of the Investment Advisory Agreement, no changes to the amount or manner of calculation of the management fee or the terms of the agreement were proposed by the Adviser or adopted by the Board. In renewing the Investment Advisory Agreement, the Board carefully considered the following factors on an absolute basis and relative to the Fund’s peer group: (i) the Fund’s historical performance; (ii) the Fund’s performance relative to its benchmark; (iii) the expense ratios for peer group funds in the small-cap growth category and the Fund’s risk/return profile as measured by the standard deviation and the Sharpe Ratio; and (iv) the range and quality of the services offered by the Adviser. The peer group fund data included small-cap growth focused funds with similar asset sizes, number of holdings and market capitalizations and at least a 10-year history. In terms of the peer group data used for performance comparisons, the Fund’s Class I total return ranked 30th, 28th, 19th and 24th out of 32 funds for the one-, three-, five- and ten-year periods ended September 30, 2025. The Fund’s Class I had the seventh lowest expense ratio among its peer group.

The Board considered the range of services to be provided by the Adviser to the Fund under the Advisory Agreement. The Board concluded that the nature, extent and quality of the services to be provided were consistent with the terms of the Advisory Agreement and the needs of the Fund, and that the services provided were of a high quality.

The Board considered the investment performance of the Fund and the Adviser. Among other things, the Board noted its consideration of the Fund’s performance relative to peer funds and its benchmarks. The Board reviewed the actual and relative short-term and long-term performance of the Fund. The Board agreed that the Fund demonstrated satisfactory performance with respect to its benchmarks and peers. The Board also discussed the extent to which economies of scale would be realized, and whether such economies were reflected in the Fund’s fee levels and concluded that the Adviser had been instrumental in holding down Fund costs, citing consistently low fees.

The Board considered the cost of services provided by the Adviser. The Board also considered the profits realized by the Adviser in connection with the management and distribution of the Fund, as expressed by the Adviser’s management in general terms. The Board expressed the opinion that given the Board’s focus on performance and maintaining a low fee structure that the Adviser’s profits were not relevant.

The Board determined that the Adviser had fully and adequately carried out the terms and conditions of its contract with the Fund. The Board expressed satisfaction with the Fund’s performance, strategies to improve performance, management’s control of expenses and the rate of the management fee for the Fund and the overall level of services provided by the Adviser.

Information on Proxy Voting (unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 800-544-6547 or 414-276-0535. It also appears in the Fund’s Statement of Additional Information, which can be found on the SEC’s website, www.sec.gov. A record of how the Fund voted its proxies for the most recent twelve-month period ended June 30, also is available on the Fund’s website, www.nicholasfunds.com, and the SEC’s website, www.sec.gov.

Nicholas Funds Services Offered (unaudited)

●	IRAs

●	Traditional	●	SEP
●	Roth	●	SIMPLE

●	Coverdell Education Savings Accounts

●	Automatic Investment Plan

●	Direct Deposit of Dividend and Capital Gain Distributions

●	Systematic Withdrawal Plan

●	Monthly Automatic Exchange between Funds

●	Telephone Purchase and Redemption

●	Telephone Exchange

●	24-hour Automated Account Information (800-544-6547)

●	24-hour Internet Account Access (www.nicholasfunds.com)

Please call a shareholder representative for further information on the above services or with any other questions you may have regarding the Nicholas Funds.

Directors and Officers

DAVID O. NICHOLAS, President and Director

JOHN A. HAUSER, Director

DAVID P. PELISEK, Director

JULIE M. VAN CLEAVE, Director

RYAN P. BUSHMAN, Senior Vice President

JENNIFER R. KLOEHN, Senior Vice President,
Treasurer and Chief Compliance Officer

LAWRENCE J. PAVELEC, Senior Vice President and Secretary

AARON D. HIZMI, Vice President

Investment Adviser

NICHOLAS COMPANY, INC.

Milwaukee, Wisconsin

www.nicholasfunds.com

414-276-0535 or 800-544-6547

Accountant
Dividend Disbursing Agent
Transfer Agent

U.S. BANCORP FUND SERVICES, LLC

Milwaukee, Wisconsin

414-276-0535 or 800-544-6547

Distributor

QUASAR DISTRIBUTORS, LLC

Portland, Maine

Custodian

U.S. BANK N.A.

Milwaukee, Wisconsin

Independent Registered Public Accounting Firm

DELOITTE & TOUCHE LLP

Milwaukee, Wisconsin

Counsel

MICHAEL BEST & FRIEDRICH LLP

Milwaukee, Wisconsin

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The statutory and summary prospectus contain this and other important information about the investment company, and they may be obtained by calling 1-800-544-6547 or visiting www.nicholasfunds.com. Please read the prospectus carefully before investing.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There have been no such changes in or disagreements with accountants as contemplated by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable for this reporting period.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to directors, officers, and others is disclosed in the Statement of Operations included under Item 7.(a) Financial Statements and Financial Highlights for Open-End Management Investment Companies of this Report.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The basis for approval of the investment advisory contract is included under Item 7.(a) Financial Statements and Financial Highlights for Open-End Management Investment Companies of this Report.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to closed-end funds.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Applicable only to closed-end funds.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Applicable only to closed-end funds.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Applicable only to closed-end funds.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable to this filing.

Item 19. Exhibits.

(a)(1) Sarbanes-Oxley Code of Ethics for Principal Executive and Senior Financial Officers (that is the subject of the disclosure required by Item 2). Applicable only to annual reports.

(a)(2) Not applicable to this filing.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, attached hereto as EX-99.CERT.

(a)(4) Not applicable to this filing.

(a)(5) Change in the registrant’s independent public accountant.

Not applicable to this filing.

(b) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, attached hereto as EX-99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Limited Edition, Inc.

By:	/s/ David O. Nicholas
Name:	David O. Nicholas
Title:	Principal Executive Officer

Date:	June 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David O. Nicholas
Name:	David O. Nicholas
Title:	Principal Executive Officer
Date:	June 26, 2026

By:	/s/ Jennifer R. Kloehn
Name:	Jennifer R. Kloehn
Title:	Principal Financial Officer
Date:	June 26, 2026